Investments in Subsidiaries and Associates (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Investments in Subsidiaries and Associates
Disclosure of significant judgements and assumptions made in relation to interests in other entities

			Ownership	Ownership
			(As of	(As of
	Country of		December 31,	December 31,
Subsidiary Undertakings	Incorporation	Principal Activity	2021)	2020)
Company:
Babylon Partners Limited	UK	Application development	100.0%	100.0%
Babylon Healthcare Services Limited	UK	Digital Healthcare services	100.0%	100.0%
Babylon Rwanda Limited	Rwanda	Digital Healthcare services	100.0%	100.0%
Babylon Inc.	USA	Digital Healthcare services	100.0%	100.0%
Babylon Health Canada Limited	Canada	Digital Healthcare services	—	100.0%
Babylon Liberty Corp.	USA	Digital Healthcare services	100.0%	—
Babylon Malaysia SDN BHD	Malaysia	Digital Healthcare services	100.0%	100.0%
Babylon International Limited	UK	Digital Healthcare services	100.0%	100.0%
Babylon Health Ireland Limited	Ireland	Digital Healthcare services	100.0%	100.0%
Babylon Singapore PTE Limited	Singapore	Digital Healthcare services	100.0%	100.0%
Health Innovators Inc.	USA	Digital Healthcare services	100.0%	70.1%
Babylon Acquisition Corp.	USA	Digital Healthcare services	—	100.0%
Babylon Technology LTDA	Brazil	Digital Healthcare services	100.0%	100.0%
Higi SH Holdings Inc.	USA	Digital Healthcare services	100.0%	19.0%
Group:
Babylon Healthcare Inc.	USA	Digital Healthcare services	100.0%	100.0%
Babylon Healthcare NJ, PC	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare, PLLC	USA	Healthcare services	100.0%	100.0%
Babylon Medical Group (formerly Marcus Zachary DO), PC	USA	Healthcare services	100.0%	100.0%
California Telemedicine Associates, PC	USA	Healthcare services	100.0%	100.0%
Telemedicine Associates, P.C.	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare, PC	USA	Healthcare services	100.0%	100.0%
Babylon Healthcare NC, PC	USA	Healthcare services	—	100.0%
Babylon Healthcare, PA	USA	Healthcare services	100.0%	—
Meritage Medical Network	USA	Healthcare services	100.0%	—
Meritage Health Ventures, LLC	USA	Healthcare services	100.0%	—
Meritage Health Plan	USA	Healthcare services	100.0%	—
Meritage Management, LLC	USA	Healthcare services	100.0%	—
Higi SH LLC	USA	Digital Healthcare services	100.0%	19.0%
Higi Health Holdings LLC	USA	Digital Healthcare services	100.0%	—
Higi SH Canada ULC	Canada	Digital Healthcare services	100.0%	19.0%
Higi Health LLC	USA	Digital Healthcare services	51.0%	—
Health Innovators Limited	UK	Digital Healthcare services	100.0%	70.1%
DTDHI Health India PVT Ltd	India	Digital Healthcare services	97.8%	68.6%

Summarized financial information for unconsolidated professional service corporations

	As of
	March 31, 2022	December 31, 2021
	$’000	$’000
Total assets	131,429	104,703
Total liabilities	213,222	168,240

	For the Three Months Ended March 31,
	2022	2021
	$’000	$’000
Total revenues	127,138	19,756
Clinical care delivery expense	(8,912)	(2,256)
Claims expense	(118,985)	(15,793)
Sales, general & administrative expenses	(15,012)	(2,875)

	As of December 31,
	2021	2020
	$’000	$’000
Total assets	104,703	35,535
Total liabilities	168,240	42,699

	For the Year Ended December 31,
	2021	2020
	$’000	$’000
Total revenues	154,508	17,436
Cost of care delivery	(155,191)	(20,175)
Sales, general & administrative expenses	(55,006)	(3,799)